Other Financial Liabilities	12 Months Ended
Jan. 31, 2023
Text block [abstract]
Other Financial Liabilities
16.	OTHER FINANCIAL LIABILITIES
The Company’s other financial liabilities were as follows, as at:

	January 31, 2023	January 31, 2022
Dealer holdback programs and customer deposits	$48.0	$83.4
Due to Bombardier Inc. (Note 29)	22.7	22.1
Derivative financial instruments	41.2	10.3
Non-controlling interest liability (Note 5)	20.8	—
Financial liability related to NCIB (Note 19)	—	47.2
Other	17.8	23.3
Total other financial liabilities	$150.5	$186.3
Current	90.7	152.3
Non-current [a]	59.8	34.0
Total other financial liabilities	$150.5	$186.3
[a]
The
non-current
portion is mainly comprised of the amount due to Bombardier Inc. in connection with indemnification related to income taxes and the amount of the non-controlling
interest liability.